Vanguard STAR Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.5%)
Vanguard Windsor II Fund Investor Shares	89,855,596	3,221,323
Vanguard U.S. Growth Fund Investor Shares	62,662,660	2,814,807
Vanguard Windsor Fund Investor Shares	83,545,462	1,727,720
Vanguard PRIMECAP Fund Investor Shares	10,002,762	1,364,777
Vanguard Explorer Fund Investor Shares	8,388,933	862,214
		9,990,841
International Stock Funds (18.4%)
Vanguard International Growth Fund Investor Shares	66,810,208	2,126,569
Vanguard International Value Fund	58,340,744	2,110,768
		4,237,337
U.S. Bond Funds (38.1%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	258,173,483	2,963,832
Vanguard Short-Term Investment-Grade Fund Investor Shares	267,813,606	2,892,387
Vanguard GNMA Fund Investor Shares	273,096,532	2,889,361
		8,745,580
Total Investment Companies (Cost $15,108,197)		22,973,758
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.730% (Cost $2)	16	2
Total Investments (100.0%) (Cost $15,108,199)		22,973,760
Other Assets and Liabilities-Net (0.0%)		4,519
Net Assets (100%)		22,978,279

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2020, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

STAR Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					January
	2019		from	Realized	Change in		Capital Gain	31, 2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,845	NA1	NA1	2	—	5	—	2
Vanguard Explorer
Fund	835,231	42,004	24,570	2,395	7,154	2,386	39,618	862,214
Vanguard GNMA Fund	2,758,781	130,258	—	—	322	17,000	—	2,889,361
Vanguard International
Growth Fund	2,093,558	26,916	132,084	18,230	119,949	26,916	—	2,126,569
Vanguard International
Value Fund	2,093,375	63,222	19,244	(299)	(26,286)	63,222	—	2,110,768
Vanguard Long-Term
Investment-Grade Fund	2,793,967	124,053	26,400	583	71,629	24,951	37,200	2,963,832
Vanguard PRIMECAP
Fund	1,345,064	95,569	56,509	6,279	(25,626)	16,231	79,337	1,364,777
Vanguard Short-Term
Investment-Grade Fund	2,754,017	124,723	—	—	13,647	19,265	—	2,892,387
Vanguard U.S. Growth
Fund	2,683,465	117,437	221,130	14,524	220,511	148,556	(54,357)	2,814,807
Vanguard Windsor
Fund	1,713,977	156,465	57,260	4,452	(89,914)	18,494	137,971	1,727,720
Vanguard Windsor II
Fund	3,153,875	272,717	91,841	5,487	(118,915)	32,492	240,226	3,221,323
Total	22,227,155	1,153,364	629,038	51,654	172,471	369,518	479,995	22,973,760

1 Not applicable—purchases and sales are for temporary cash investment purposes.